Note A - Summary of Significant Accounting Policies (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Number of Reportable Segments		2
Percentage of Loan Portfolio		100.00%	100.00%
Due from Banks		$ 60,872
Repossessed Assets		1,574	$ 2,129
Servicing Asset		$ 360	$ 387
Weighted Average Number of Shares Outstanding, Basic		4,685,067	4,351,748	4,117,675
Weighted Average Number of Shares Outstanding, Diluted		0	0	0
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent		34.00%
Restricted Cash and Cash Equivalents		$ 61,915	$ 28,102
Goodwill, Impairment Loss		$ 0	$ 0
Scenario, Forecast [Member]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	21.00%
Equipment Furniture and Fixtures [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life		3 years
Equipment Furniture and Fixtures [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life		8 years
Building and Building Improvements [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life		7 years
Building and Building Improvements [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life		39 years
Unsecured [Member]
Percentage of Loan Portfolio		4.86%	5.61%
Consumer Portfolio Segment [Member]
Period of Actual Loss History Experienced		3 years
Percentage of Loan Portfolio		18.15%	18.27%
Commercial Portfolio Segment [Member]
Period of Actual Loss History Experienced		5 years
Percentage of Loan Portfolio		13.92%	13.69%